Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000068414 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%	[1]
C000068414 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%	[1]
C000068414 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.93%	[1]
C000068414 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[1]
C000068414 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[1]
C000068414 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[1]
C000068414 [Member] | EastGroup Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000068414 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[1]
C000068414 [Member] | Brixmor Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[1]
C000068414 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
C000068414 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000068414 [Member] | Infrastructure REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000068414 [Member] | Data Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000068414 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000068414 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000068414 [Member] | Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000068414 [Member] | Free Standing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000068414 [Member] | Shopping Centers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000068414 [Member] | Single Family Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000068414 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000068414 [Member] | Gaming REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000068414 [Member] | Lodging Resorts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000068414 [Member] | Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000068414 [Member] | Timber REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068414 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000068414 [Member] | Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000068414 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112015 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[2]
C000112015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000112015 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[2]
C000112015 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[2]
C000112015 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[2]
C000112015 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[2]
C000112015 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%	[2]
C000112015 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[2]
C000112015 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[2]
C000112015 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%	[2]
C000112015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000112015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000112015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000112015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000112015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112015 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000112015 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000162616 [Member] | Freddie Mac Series 2024 HQA1 Class A1 STACR 5 60 03 25 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[3]
C000162616 [Member] | Volkswagen Group of America Finance LLC 5 44 03 25 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%	[3]
C000162616 [Member] | ABN AMRO Bank N V 5 37 12 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000162616 [Member] | Santander Holdings USA Inc 5 98 03 20 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000162616 [Member] | Morgan Stanley 5 40 04 13 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[3]
C000162616 [Member] | General Motors Financial Co Inc 5 41 02 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[3]
C000162616 [Member] | JPMorgan Chase And Co 5 30 04 22 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[3]
C000162616 [Member] | Freddie Mac REMICs 5 85 04 25 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 34 01 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%	[3]
C000162616 [Member] | U S Treasury Floating Rate Notes 4 45 10 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%	[3]
C000162616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000162616 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000162616 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000162616 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000162616 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000162616 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197599 [Member] | APA Corp 5 05 05 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[4]
C000197599 [Member] | Jabil Inc 5 08 5 13 05 05 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[4]
C000197599 [Member] | Boston Properties L P 4 69 06 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[4]
C000197599 [Member] | Kinder Morgan Inc 4 30 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[4]
C000197599 [Member] | Crown Castle Inc 4 94 05 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000197599 [Member] | Conagra Brands Inc 5 07 05 19 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000197599 [Member] | Brunswick Corp 5 06 5 11 05 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[4]
C000197599 [Member] | Eversource Energy 4 83 05 12 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000197599 [Member] | Sonoco Products Co 5 24 05 28 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[4]
C000197599 [Member] | Quanta Services Inc 4 90 05 02 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4]
C000197599 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000197599 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000197599 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000197599 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000197599 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000197599 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 5 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 2 50 06 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 3 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 5 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 6 00 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[5]
C000197600 [Member] | Uniform Mortgage Backed Securities TBA 3 50 05 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[5]
C000197600 [Member] | U S Treasury Bonds 4 50 11 15 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[5]
C000197600 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[5]
C000197600 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[5]
C000197600 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[5]
C000197600 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%
C000197600 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000197600 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000197600 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000197600 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
C000197600 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000197600 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000197600 [Member] | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000197600 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000197600 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000197600 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000218086 [Member] | Goodyear Tire And Rubber Co The 4 88 03 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[6]
C000218086 [Member] | Viasat Inc 5 63 04 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%	[6]
C000218086 [Member] | Churchill Downs Inc 5 50 04 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[6]
C000218086 [Member] | Venture Global LNG Inc 8 13 06 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[6]
C000218086 [Member] | Jefferies Finance LLC JFIN Co Issuer Corp 5 00 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%	[6]
C000218086 [Member] | Paramount Global 6 38 03 30 2062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[6]
C000218086 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 50 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[6]
C000218086 [Member] | Bombardier Inc 6 00 02 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[6]
C000218086 [Member] | Global Atlantic Fin Co 4 70 10 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[6]
C000218086 [Member] | Noble Finance II LLC 8 00 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[6]
C000218086 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000218086 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000218086 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218086 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222994 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[7]
C000222994 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000222994 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[7]
C000222994 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[7]
C000222994 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[7]
C000222994 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[7]
C000222994 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[7]
C000222994 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[7]
C000222994 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[7]
C000222994 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[7]
C000222994 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222994 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000222994 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000222994 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000222994 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222994 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239743 [Member] | Signal Peak CLO 11 Ltd Series 2024 11A Class A1 5 72 07 18 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[8]
C000239743 [Member] | Park Blue CLO Ltd Series 2022 1A Class A1R 5 69 10 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000239743 [Member] | GoldenTree Loan Management US CLO 9 Ltd Series 2021 9A Class AR 5 77 04 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[8]
C000239743 [Member] | Cedar Funding IX CLO Ltd Series 2018 9A Class AR 5 69 07 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[8]
C000239743 [Member] | Elmwood CLO III Ltd Series 2019 3A Class A1RR 5 65 07 18 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[8]
C000239743 [Member] | Madison Park Funding XXXVII Ltd Series 2019 37A Class AR2 5 79 04 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[8]
C000239743 [Member] | CIFC Funding Ltd Series 2023 2A Class A 6 02 01 21 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[8]
C000239743 [Member] | TICP CLO VII Ltd Series 2017 7A Class ASR2 5 56 04 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[8]
C000239743 [Member] | Cedar Funding XIV CLO Ltd Series 2021 14A Class AR 5 64 10 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[8]
C000239743 [Member] | Palmer Square CLO 2023 1 Ltd Series 2023 1A Class AR 5 52 01 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[8]
C000239743 [Member] | Maturing in 6 10 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000239743 [Member] | Maturing in 11 15 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000239743 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239744 [Member] | Eutelsat S A 9 75 04 13 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[9]
C000239744 [Member] | VMED O2 UK Financing I PLC 3 25 01 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[9]
C000239744 [Member] | Iliad Holding S A S U 8 50 04 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[9]
C000239744 [Member] | Studio City Finance Ltd 5 00 01 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[9]
C000239744 [Member] | Aircastle Ltd 5 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[9]
C000239744 [Member] | GFL Environmental Inc 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[9]
C000239744 [Member] | Tenet Healthcare Corp 6 75 05 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[9]
C000239744 [Member] | Ashton Woods USA LLC Ashton Woods Finance Co 6 63 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[9]
C000239744 [Member] | Vodafone Group PLC 4 13 06 04 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[9]
C000239744 [Member] | GGAM Finance Ltd 6 88 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[9]
C000239744 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000239744 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000239744 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000239745 [Member] | New York Transportation Development Corp LaGuardia Airport Terminal B Redevelopment Series 2023 RB 6 00 04 01 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[10]
C000239745 [Member] | Virginia Beach Development Authority Westminster Canterbury on Chesapeake Bay Series 2023 B 3 RB 5 38 09 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[10]
C000239745 [Member] | Louisiana State of Public Facilities Authority I 10 Calcasieu River Bridge Series 2024 RB 5 75 09 01 2064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[10]
C000239745 [Member] | Portland Port of OR Green Bonds Twenty Ninth Series 2023 RB 5 25 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[10]
C000239745 [Member] | Allentown City of PA Neighborhood Improvement Zone Development Authority Series 2022 Ref RB 5 00 05 01 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[10]
C000239745 [Member] | Pennsylvania Commonwealth of Economic Development Financing Authority Penndot Major Bridges The Series 2022 RB 5 50 06 30 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[10]
C000239745 [Member] | Iowa State of Finance Authority Iowa Fertilizer Co Series 2022 Ref RB 4 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[10]
C000239745 [Member] | New York Transportation Development Corp John F Kennedy International Airport New Terminal One Green Bonds Series 2023 RB 6 00 06 30 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[10]
C000239745 [Member] | Patriots Energy Group Financing Agency Series 2023 A 1 RB 5 25 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[10]
C000239745 [Member] | California State of Pollution Control Financing Authority Poseidon Resources L P Series 2023 RB 5 00 07 01 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[10]
C000239745 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.30%
C000239745 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000239745 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000239746 [Member] | U S Treasury Notes 3 88 04 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[11]
C000239746 [Member] | U S Treasury Notes 3 75 04 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[11]
C000239746 [Member] | Morgan Stanley Bank N A 5 88 10 30 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[11]
C000239746 [Member] | NatWest Group PLC 7 47 11 10 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[11]
C000239746 [Member] | Barclays PLC 7 33 11 02 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[11]
C000239746 [Member] | Ford Motor Credit Co LLC 7 32 03 06 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[11]
C000239746 [Member] | UBS AG 5 80 09 11 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[11]
C000239746 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 6 10 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[11]
C000239746 [Member] | Protective Life Global Funding 5 37 01 06 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[11]
C000239746 [Member] | U S Treasury Notes 3 75 04 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[11]
C000239746 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000239746 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000239746 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000239746 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000239746 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239746 [Member] | Municipal Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239746 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250918 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[12]
C000250918 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[12]
C000250918 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%	[12]
C000250918 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[12]
C000250918 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[12]
C000250918 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[12]
C000250918 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[12]
C000250918 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[12]
C000250918 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[12]
C000250918 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[12]
C000250918 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000250918 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000250918 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250919 [Member] | UBS AG Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[13]
C000250919 [Member] | Mizuho Markets Cayman L P Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[13]
C000250919 [Member] | BNP Paribas Issuance B V Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[13]
C000250919 [Member] | J P Morgan Chase And Co Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[13]
C000250919 [Member] | Mizuho Markets Cayman L P Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[13]
C000250919 [Member] | Wells Fargo Bank N A Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[13]
C000250919 [Member] | BNP Paribas Issuance B V Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[13]
C000250919 [Member] | Citigroup Global Markets Holdings Inc Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[13]
C000250919 [Member] | Canadian Imperial Bank of Commerce Invesco S And P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[13]
C000250919 [Member] | Citigroup Global Markets Holdings Inc Invesco S And P 500 Equal Weight ETF Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[13]
C000250919 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000250919 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000250919 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000251085 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[14]
C000251085 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[14]
C000251085 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[14]
C000251085 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%	[14]
C000251085 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[14]
C000251085 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[14]
C000251085 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.93%	[14]
C000251085 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%	[14]
C000251085 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[14]
C000251085 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[14]
C000251085 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000251085 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.30%
C000251085 [Member] | Equity Linked Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000255210 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%	[15]
C000255210 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[15]
C000255210 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%	[15]
C000255210 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[15]
C000255210 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[15]
C000255210 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[15]
C000255210 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[15]
C000255210 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[15]
C000255210 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[15]
C000255210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000255210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000255210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000257059 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[16]
C000257059 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[16]
C000257059 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[16]
C000257059 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[16]
C000257059 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%	[16]
C000257059 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[16]
C000257059 [Member] | Pembina Pipeline [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[16]
C000257059 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[16]
C000257059 [Member] | South Bow Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[16]
C000257059 [Member] | Plains GP Holdings L P Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[16]
C000257059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000257059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257059 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000258361 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000258361 [Member] | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258361 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000258361 [Member] | Commodity Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.40%	[17]
C000258361 [Member] | Commodity Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	12.10%	[17]
C000258361 [Member] | Currency Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	17.40%	[17]
C000258361 [Member] | Currency Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	3.10%	[17]
C000258361 [Member] | Equity Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	13.90%	[17]
C000258361 [Member] | Equity Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	4.70%	[17]
C000258361 [Member] | Interest Rate Risk Long [Member]
Holdings [Line Items]
Percent of Total Long Exposure	29.90%	[17]
C000258361 [Member] | Interest Rate Risk Short [Member]
Holdings [Line Items]
Percent of Total Short Exposure	12.50%	[17]

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Futures exposure is calculated on the notional value as a percentage of total notional exposure.